Digital Assets (Tables)	12 Months Ended
Jun. 30, 2024
Digital Assets [Abstract]
Schedule of Digital Assets	As of June 30, 2024 and 2023, digital assets consisted of the following:
	As of June 30,
	2024	2023
NFT A	$140,586	$-
NFT B	600,000	-
	740,586	-
Impairment	(600,000)	-
	$140,586	$-